Goodwill	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Goodwill
13.	Goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2021 consisted of the following:

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Beginning balance	302,158	274,567
Decrease during the year (note 5)	(27,591)	(81,605)
Goodwill	274,567	192,962

The Group did not incur impairment loss on goodwill for the year ended December 31, 2019, and incurred RMB27,591 and RMB81,605 impairment loss on goodwill for the years ended December 31, 2020 and 2021.